Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005496
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%		10.98%	8.49%
Without Sales Load [Member] | C000005497
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%		10.70%	8.22%
Without Sales Load [Member] | C000005498
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%		10.42%	7.95%
Without Sales Load [Member] | C000244823
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%	17.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	22.32%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%	8.19%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%	8.19%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		11.07%	8.19%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	17.74%